SCHEDULE OF RIGHT-OF-USE ASSETS, NET (Details) - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Right-of-use assets, beginning balance		$ 225,672	$ 357,202
Amortization		(90,773)	(125,575)
Modification adjustment	[1]		(5,955)
Additions	[2]	84,233
Exchange realignment		3,505
Right-of-use assets, ending balance		$ 222,637	$ 225,672

[1]	There were rent reviews relating to the Monaco office in February 2025 and modification adjustments were made to account for the change in monthly rent.
[2]	In April 2025, the Group entered into a new lease agreement in the UK which expires September 1, 2026.